Income Tax Expense - Summary of Reconciliation of Effective Tax Rate (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
In Dollars
Income before income tax		$ 816,167	$ 362,657
Income tax using the Company's statutory tax rate		216,284	96,104
Rate differential between jurisdictions		(1,250)	(4,452)
Variation in tax rate		175	70
Non deductible expenses		5,662	8,704
Tax deductions and tax exempt income	[1]	(69,530)	(10,176)
Adjustment for prior years		(763)	(8,632)
Multi-jurisdiction tax		1,228	913
Treasury Regulations, interpretive guidance clarifying the U.S. Tax Reform Bill			4,451
Income tax expense		$ 151,806	$ 86,982
In Percent
Income tax using the Company's statutory tax rate		26.50%	26.50%
Rate differential between jurisdictions		(0.20%)	(1.20%)
Variation in tax rate		0.00%	0.00%
Non deductible expenses		0.70%	2.40%
Tax deductions and tax exempt income	[1]	(8.50%)	(2.80%)
Adjustment for prior years		(0.10%)	(2.40%)
Multi-jurisdiction tax		0.20%	0.30%
Treasury Regulations, interpretive guidance clarifying the U.S. Tax Reform Bill		0.00%	1.20%
Average effective tax rate		18.60%	24.00%

[1]	Tax deductions and tax exempt income for 2021 is mainly due to the tax exempt bargain purchase gain recorded on the acquisition of UPS Freight.